united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22756

Advisor Preferred Trust

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC., 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2015
Shares							Value
		COMMON STOCK - 19.9%
		AEROSPACE / DEFENSE - 0.6%
824		Lockheed Martin Corp.					$ 170,823
1,001		Northrop Grumman Corp.					166,116
736		TransDigm Group, Inc. *					156,334
							493,273
		AGRICULTURE - 0.4%
3,068		Altria Group, Inc.					166,899
3,944		Reynolds American, Inc.					174,601
							341,500
		AIRLINES - 0.8%
2,133		Alaska Air Group, Inc.					169,467
3,611		Delta Air Lines, Inc.					162,026
6,370		JetBlue Airways Corp. *					164,154
2,099		Ryanair Holdings PLC - ADR					164,352
							659,999
		APPAREL - 0.8%
2,531		G-III Apparel Group Ltd. *					156,061
1,447		NIKE, Inc.					177,938
1,186		Skechers U.S.A., Inc. *					159,019
1,647		Under Armour, Inc. *					159,397
							652,415
		BANKS - 0.4%
4,729		BankUnited, Inc.					169,062
2,709		First Republic Bank					170,044
							339,106
		BEVERAGE - 0.2%
1,319		Constellation Brands, Inc.					165,152

		BUILDING MATERIALS - 0.6%
1,381		Lennox International, Inc.					156,509
6,287		Masco Corp.					158,307
3,746		Owens Corning					156,995
							471,811
		COMMERCIAL SERVICES - 2.2%
4,448		Aaron's, Inc.					160,617
2,591		Bright Horizons Family Solutions, Inc. *					166,446
1,951		Cintas Corp.					167,298
1,717		Equifax, Inc.					166,858
2,415		Euronet Worldwide, Inc. *					178,927
1,446		Global Payments, Inc.					165,899
2,689		Heartland Payment Systems, Inc.					169,434
4,658		KAR Auction Services, Inc.					165,359
6,010		Sabre Corp.					163,352
3,597		Total System Services, Inc.					163,412
3,666		Vantiv, Inc. *					164,677
							1,832,279
		COMPUTERS - 0.6%
2,318		EPAM Systems, Inc. *					172,737
9,396		Infosys Ltd. - ADR					179,370
2,693		Manhattan Associates, Inc. *					167,774
							519,881
		DISTRIBUTION / WHOLESALE - 0.2%
2,304		Pool Corp.					166,579

		DIVERSIFIED FINANCIAL SERVICES - 0.4%
2,576		CBOE Holdings, Inc.					172,798
3,228		Nasdaq, Inc.					172,149
							344,947
		ENVIRONMENTAL CONTROL - 0.2%
1,213		Stericycle, Inc. *					168,983

		FOOD - 0.6%
3,282		Campbell Soup Co.					166,332
2,781		Hormel Foods Corp.					176,065
2,035		McCormick & Co., Inc.					167,236
							509,633
		HAND / MACHINE TOOLS - 0.2%
1,080		Snap-on, Inc.					163,015
OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares							Value
		HEALTHCARE - PRODUCTS - 0.2%
4,054		Hologic, Inc. *					$ 158,633

		HEALTHCARE - SERVICES - 0.4%
1,999		MEDNAX, Inc. *					153,503
1,365		UnitedHealth Group, Inc.					158,354
							311,857
		HOMEBUILDERS - 0.4%
5,602		DR Horton, Inc.					164,475
108		NVR, Inc.					164,724
							329,199
		HOME FURNISHINGS - 0.2%
2,206		Tempur Sealy International, Inc.					157,575

		HOUSEHOLD PRODUCTS - 0.2%
1,468		Clorox Co.					169,598

		INSURANCE - 1.2%
2,196		Assurant, Inc.					173,506
3,136		Cincinnati Financial Corp.					168,717
9,100		CNO Financial Group, Inc.					171,171
10,646		Old Republic International Corp.					166,503
5,473		Progressive Corp.					167,693
1,592		RenaissanceRe Holdings Ltd.					169,261
							1,016,851
		INTERNET - 0.2%
312		Amazon.com, Inc. *					159,710

		LEISURE TIME - 0.6%
3,370		Carnival Corp.					167,489
2,787		Norwegian Cruise Line Holdings Ltd. *					159,695
1,816		Royal Caribbean Cruises Ltd.					161,787
							488,971
		LODING - 0.2%
10,041		Boyd Gaming Corp. *					163,668

		MEDIA - 0.6%
1,031		FactSet Research Systems, Inc.					164,764
4,239		Thomson Reuters Corp.					170,662
882		Time Warner Cable, Inc.					158,204
							493,630
		MISCELLANEOUS MANUFACTURING - 0.2%
9,643		Smith & Wesson Holding Corp. *					162,677

		OIL & GAS - 0.2%
3,588		HollyFrontier Corp.					175,238

		PHARMACEUTICALS - 0.2%
2,299		Quintiles Transnational Holdings, Inc. *					159,941

		REITS - 0.8%
3,361		CoreSite Realty Corp.					172,890
582		Equinix, Inc.					159,119
2,219		Extra Space Storage, Inc.					171,218
3,979		QTS Realty Trust, Inc.					173,843
							677,070
		RETAIL - 2.9%
230		AutoZone, Inc. *					166,481
826		Buffalo Wild Wings, Inc. *					159,773
1,539		Casey's General Stores, Inc.					158,394
1,154		Costco Wholesale Corp.					166,834
1,141		Cracker Barrel Old Country Store, Inc.					168,046
2,408		Darden Restaurants, Inc.					165,044
1,513		Domino's Pizza, Inc.					163,268
2,296		Foot Locker, Inc.					165,243
1,449		Home Depot, Inc.					167,345
1,828		L Brands, Inc.					164,758
1,723		McDonald's Corp.					169,767
685		O'Reilly Automotive, Inc. *					171,250
OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Shares							Value
		RETAIL - 2.9% (Continued)
2,937		Starbucks Corp.					$ 166,939
4,448		Texas Roadhouse, Inc.					165,466
1,012		Ulta Salon Cosmetics & Fragrance, Inc. *					165,310
							2,483,918
		SAVINGS & LOANS - 0.6%
10,606		Astoria Financial Corp.					170,756
1,355		BofI Holding, Inc. *					174,565
9,533		New York Community Bancorp, Inc.					172,166
							517,487
		SEMICONDUCTORS - 0.2%
3,335		Altera Corp.					167,017

		SOFTWARE - 1.6%
5,342		Activision Blizzard, Inc.					165,014
1,846		ANSYS, Inc. *					162,706
3,040		Broadridge Financial Solutions, Inc.					168,264
2,460		Fidelity National Information Services, Inc.					165,017
1,945		Fiserv, Inc. *					168,456
4,248		Qlik Technologies, Inc. *					154,840
2,372		SS&C Technologies Holdings, Inc.					166,135
1,132		Tyler Technologies, Inc. *					169,019
							1,319,451
		TELECOMMUNICATIONS - 0.4%
2,520		Motorola Solutions, Inc.					172,318
3,963		T-Mobile US, Inc. *					157,767
							330,085
		TOYS / GAMES / HOBBIES - 0.2%
2,221		Hasbro, Inc.					160,223

		TRUCKINGS & LEASING - 0.2%
408		AMERCO					160,536

		TOTAL COMMON STOCK (Cost - $16,863,866)					16,591,908

		MUTUAL FUNDS - 18.1%
		DEBT FUNDS - 18.1%
127,827		Palmer Square Income Plus Fund - Institutional Class					1,265,487
890,811		Semper MBS Total Return Fund - Institutional Class					9,790,010
405,442		Zeo Strategic Income fund - Class I					4,038,200
		TOTAL MUTUAL FUNDS (Cost - $15,231,750)					15,093,697

		SHORT-TERM INVESTMENTS - 60.4%
		MONEY MARKET FUND - 60.4%
		Fidelity Institutional Money Market Funds - Money Market Portfolio - Institutional Class 0.13% (a)
50,475,597		(Cost - $50,475,597)					50,475,597

		TOTAL INVESTMENTS - 98.4% (Cost - $82,571,213) (a)					$ 82,161,202
		OTHER ASSETS LESS LIABILITIES - 1.6%					1,319,769
		NET ASSETS - 100.0%					$ 83,480,971

		ETF - Exchange Traded Fund
		MBS - Mortgage Backed Security
		REIT - Real Estate Investment Trust
	*	Non-Income producing investment
	(a)	Money market fund; interest rate reflects seven-day effective yield on September 30, 2015.
	(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $82,574,213 and differs from
		market value by net unrealized appreciation (depreciation) of securities as follows:

						Unrealized Appreciation:	$ 94,949
						Unrealized Depreciation:	(507,960)
						Net Unrealized Depreciation:	$ (413,011)
FUTURES CONTRACTS
Open Short Futures Contracts

No. of Contracts					Notional Value at
		Issue	Exchange	Expiration	September 30, 2015	Unrealized Appreciation
(75)		Russell Mini	ICE	December-15	$ (8,219,250)	$ 211,305
(87)		S&P 500 E-Mini Future	CME	December-15	(8,303,063)	63,015
					NET UNREALIZED GAIN FROM OPEN FUTURES CONTRACTS	$ 274,320

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares.

There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Investments
Common Stock		$ 16,591,908	$ -	$ -	$ 16,591,908
Mutual Funds		15,093,697	-	-	15,093,697
Money Market Fund		50,475,597	-	-	50,475,597
Derivatives
Futures		274,320	-	-	274,320
	Total assets	$ 82,435,522	$ -	$ -	$ 82,435,522

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Swap Contracts – The Fund is subject to equity price risk, interest rate risk, credit risk and counterparty risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by the Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund).

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.  The Fund will typically enter into equity swap agreements in instances where the Advisor believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount.  Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The Fund collateralizes swap agreements with cash and certain securities if indicated on the Portfolio of Investments of the Fund, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Fund or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Advisor. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

OnTrack Core Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2015
Futures Contracts – The Fund is subject to interest rate risk and forward currency exchange rate risk in the normal course of pursuing its investment objective.   The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.  Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.  When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.  If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates cash having a value at least equal to the amount of the current obligation under any open futures contract.  Risks may exceed amounts recognized in the Statement of Assets and Liabilities.  With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Risks of Futures Contracts – The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of futures contracts and movements in the price of the underlying securities or index; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for futures contracts.

The Fund uses derivative instruments as part of the principal investment strategy to achieve its investment objective.
At September 30, 2015, the fair value of the derivatives was as follows:
	Equity Risk	Credit Risk	Total
Futures	$ 274,320	$ -	$ 274,320

The notional value of the derivative instruments outstanding as of September 30, 2015 as disclosed in the Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Underlying Investment in Other Investment Companies - The Fund currently invests a portion of its assets in Fidelity Institutional Money Market Funds – Money Market Portfolio. The Fund may redeem its investment from Fidelity Institutional Money Market Funds – Money Market Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Funds – Money Market Portfolio. The financial statements of the Fidelity Institutional Money Market Funds – Money Market Portfolio, including the portfolio of investments, can be found at Fidelity website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2015 the percentage of the Fund’s net assets invested in the Fidelity Institutional Money Market Funds – Money Market Portfolio was 60.4%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisor Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/25/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 11/25/15

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer/Principal Financial Officer

Date 11/25/15